OTHER ASSETS	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
OTHER ASSETS	OTHER ASSETS

(US$ MILLIONS)	2020	2019
Current
Work in progress (1)	$488	$505
Prepayments and other assets	650	719
Assets held for sale	35	139
Total current	$1,173	$1,363
Non-current
Work in progress (1)	$48	$72
Prepayments and other assets	363	357
Total non-current	$411	$429
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(1)See Note 16 for additional information.